Bank borrowings (Details Narrative) - ZHEJIANG TIANLAN - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowed By The Company
Interest fixed rates	3.85%	5.00%
Interest fixed rates minimum		4.35%
Interest paid	¥ 408,000	¥ 253,000	¥ 1,377,000
Borrowed By Subsidiaries Company
Interest fixed rates	4.85%	5.00%
Interest fixed rates minimum		4.35%
Interest paid	¥ 218,000	¥ 427,000	¥ 287,000